Share-based compensation - Schedule of changes in number of share options (Details) - Stock options	12 Months Ended
	Dec. 31, 2019 Share $ / shares	Dec. 31, 2018 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance | Share	485,159	206,219
Granted | Share	1,363,322	593,781
Exercised | Share	(82,094)	(240,214)
Forfeited | Share	(12,438)
Cancelled | Share	(299,006)	(74,627)
Closing Balance | Share	1,454,943	485,159
Exercisable | Share	1,200,242	253,815
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 74.53	$ 4.44
Weighted average exercise price, Granted | $ / shares	20.68	65.80
Weighted average exercise price, Exercised | $ / shares	10.02	11.31
Weighted average exercise price, Forfeited | $ / shares	56.28
Weighted average exercise price, Cancelled | $ / shares	115.80	10.05
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	21.96	74.53
Weighted average exercise price, Exercisable | $ / shares	$ 21.24	$ 19.91